Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	December 31, 2024	December 31, 2023
	$	$
USD - U.S. dollar	28,271,247	46,129,845
GBP - Sterling	194,644	792,017
EUR - Euro	4,599	148,519
AUD - Australian dollar	768,699	1,769,872
ZAR - South African Rand	1,932	50,587
TZS - Tanzania Shilling	42,821	500,787
Total cash and cash equivalents	29,283,942	49,391,627

Made up of:
Cash at banks and on hand	24,283,942	44,391,627
Short-term deposits	5,000,000	5,000,000
Total cash and cash equivalents	29,283,942	49,391,627